Guarantees and Contingent Liabilities - Future Minimum Payments Under Capital Leases and Noncancelable Operating Leases (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014
Capital Leases
Capital Leases, 2015	$ 13
Capital Leases, 2016	12
Capital Leases, 2017	10
Capital Leases, 2018	10
Capital Leases, 2019	8
Capital Leases, Thereafter	34
Total minimum capital lease payments	87
Less amount representing interest	31
Present value of net minimum capital lease payments	56
Operating Leases
Operating Leases, 2015	265
Operating Leases, 2016	238
Operating Leases, 2017	206
Operating Leases, 2018	166
Operating Leases, 2019	134
Operating Leases, Thereafter	503
Total minimum operating lease payments	$ 1,512